Income Tax	6 Months Ended
Apr. 30, 2026
Income Tax [Abstract]
INCOME TAX

NOTE 19 — INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, entities are not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the Cayman Islands.

Hong Kong

Park Ha Biological Technology (HK) Co., Ltd. is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Park Ha Biological Technology (HK) Co., Ltd. did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Park Ha Biological Technology (HK) Co., Ltd.is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends for the six months ended April 30, 2026 and April 30, 2025.

China, PRC

The Company in general is subject to profits tax rate at 25% for income generated for its operation in China and net operating losses can be carried forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. “Park Ha Jiangsu” obtained its HNTE certificate on November 6, 2024. Therefore, “Park Ha Jiangsu” is eligible to enjoy a preferential tax rate of 15% from 2024 to 2026 to the extent it has taxable income under the EIT Law.

Announcement No. 12 [2023] of the Ministry of Finance and the State Taxation Administration stipulates that the preferential corporate income tax (CIT) policy for small and low-profit enterprises (SLPEs) — reducing taxable income by 25% and applying a 20% tax rate — shall be extended until December 31, 2027.Wuxi Muchen and Wuxi Mufeng and ParkHa Investment , with annual taxable income not exceeding RMB 1 million for the year ended October 31, 2025, qualify as SLPEs. As such, 25% of their taxable income is subject to CIT at the reduced rate of 20%.

Ai Meihui obtained the “Review Approval Notification for Application and Adjustment of Fixed Amount for Periodic Fixed-Amount Taxpayers” issued by the State Taxation Administration, Jiangsu Wuxi Economic Development Zone Tax Bureau on August 30, 2025, indicating that the application for “Periodic Fixed-Amount Taxpayer Application and Adjustment of Fixed Amount” submitted by Ai Meihui on August 22, 2025, has been approved. Upon review, Ai Meihui’s account shall implement a monthly taxable amount of 0.0 yuan from August 1, 2025, to December 31, 2025. As of April 30, 2026, the taxable amount assessed by the tax authority under the periodic fixed-amount collection method is nil

Xinyuexuan obtained the “Review Approval Notification for Application and Adjustment of Fixed Amount for Periodic Fixed-Amount Taxpayers” issued by the State Taxation Administration, Jiangsu Wuxi Economic Development Zone Tax Bureau on August 19, 2025, indicating that the application for “Periodic Fixed-Amount Taxpayer Application and Adjustment of Fixed Amount” submitted by Xinyuexuan on August 11, 2025, has been approved. Upon review, Xinyuexuan’s account shall implement a monthly taxable amount of zero yuan from July 1, 2025, to December 31, 2025. As of April 30, 2026, the taxable amount assessed by the tax authority under the periodic fixed-amount collection method is nil

Hefeng received a “Reminder of Approval for Periodic Fixed-Amount Taxpayer’s Application for Assessment and Adjustment of Fixed Quota” issued by the Tax Service Office of Wuxi Economic Development Zone of the State Administration of Taxation on August 19, 2025. The application for “Periodic Fixed-Amount Taxpayer’s Application for Assessment and Adjustment of Fixed Quota” filed by Hefeng on January 5, 2026, has been approved. As a result, Hefeng is subject to a monthly taxable amount of RMB 0.00 for the period from January 1, 2026 to December 31, 2026, as assessed by the tax authority.

Income taxes in the PRC are consist of:

	For the Six Months Ended
	April 30,
	2026	2025
Current income tax expense	60,070	180,939
Deferred income tax benefit	(71,290)	(1,993)
Total income tax expense	(11,220)	178,946

The net taxable income before income taxes and its provision for income taxes comprised of the following:

	For the Six Months Ended
	April 30,
	2026	2025
Loss attributed to China	(929,502)	(19,657,048)
PRC statutory tax rate	25%	25%
Income tax expense at PRC statutory income tax rate	(232,375)	(4,914,262)
Effect of different tax jurisdiction	154,755	—
Tax effect of preferential tax treatments	18,378	5,059,645
Research and development credit	(22,806)	(3,913)
Non-deductible expenses	2,454	1,862
Change in valuation allowance	68,374	35,614
Tax (benefit) expense, net	(11,220)	178,946

As of April 30, 2026 and October 31, 2025 deferred tax assets consist of the following:

	As of
	April 30, 2026	October 31, 2025
Net operating losses carried forward in the PRC	252,379	138,115
Allowance of expected credit loss	157,914	81,598
Allowance for inventory	1,607	1,759
Total	411,900	221,472
Less: Valuation allowance	(252,379)	(138,115)
Deferred tax assets, net	159,521	83,357

As of April 30, 2026 and october 31, 2025, the Company’s PRC entities had net operating loss carryforwards of approximately $1.36 million and $1.18 million, respectively which will start to expire from 2026. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will not be fully realized. As of April 30, 2026 and October 31, 2025, full valuation allowance is provided against the deferred tax assets related to the Company’s net operating loss carryforwards based upon management’s assessment as to their realization.